Investment Objectives and Goals - Simplify Bitcoin Strategy PLUS Income ETF	Nov. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY BITCOIN STRATEGY ETF (formerly Simplify Bitcoin Strategy PLUS Income ETF)
Objective, Primary [Text Block]	Investment Objective: The Simplify Bitcoin Strategy ETF (the “Fund” or “MAXI”) seeks income and capital appreciation.